Loulo-Gounkoto (Details) - USD ($) $ in Millions		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 16, 2025	Dec. 15, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Loulo-Gounkoto
Proportion of ownership interest in subsidiary					100.00%
Investment in Loulo-Gounkoto			$ (1,700)	$ (1,950)
Settlement payment					$ (253)
Liability payable to NCI shareholders					240
Net expense for business combination					$ 625	$ 0
Loulo-Gounkoto [Member]
Disclosure of Loulo-Gounkoto
Proportion of ownership interest in subsidiary	80.00%	80.00%			80.00%
Proportion of ownership interests held by non-controlling interests					20.00%
Carrying value of receivables derecognized					$ (186)
Identifiable assets acquired (liabilities assumed)					2,576
Settlement payment					(253)
Other impact on Loulo-Gounkoto's earnings					(27)
Net expense for business combination					(625)
Carrying value of net assets derecognized					(3,421)
NCI write-off due to deconsolidation					$ 686
Current finished goods						$ 92